Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related party transactions	Related party transactions
26.1Compensation for Executive Management and Board of Directors (“BOD”)

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Fees, salaries and other short-term employee benefits	4,232	4,235	2,374
Post-employment benefits	441	188	187
Share-based compensation	18,435	4,741	1,449
Total compensation for Executive Management and BOD	23,108	9,164	4,010
26.2Related party balances and transactions
As of December 31, 2021 and 2020, there were no related party balances outstanding. As of December 31, 2019, there were balances outstanding related to the Convertible loans with certain shareholders of the Company (Note 24).
26.3Related party balances and transactions with the Parent Group prior to the Spin-off
The following is a summary of transactions including allocated expenses with the Parent Group which are included in these Consolidated and Carve-out Financial Statements prior to the Spin-off by financial statement line item. The offset to these transactions was in Net parent investment.
Research and development
Prior to the Spin-off, USD 2,517 thousand of expense was incurred by the Parent Group on behalf of the Apraglutide Business in relation to the contingent consideration liabilities. This allocation reflects the revaluation of the contingent consideration liabilities during the carve-out period. Refer to Note 19 for further details.

In thousands of USD	January 1, 2019 to June 30, 2019
Amount recognized in relation to the change in the contingent consideration liabilities	2,517
R&D related to clinical and development activities	702
R&D related to Employee expenses	386
Total	3,605
General and administrative expenses

In thousands of USD	January 1, 2019 to June 30, 2019
Related to share-based compensation (Note 11.4)	360
Related to the pension plan (Note 20)	51
Related to other employee-related benefits	340
Related to other professional services	271
Related to other administrative expenses	171
Related to other	7
Total	1,200
Remeasurement of net pension liabilities
Prior to the Spin-off, USD 70 thousand was recognized in OCI in relation to the remeasurement of net pension liabilities (Note 20).